S000059910 [Member] Expense Example - BlackRock Small Cap Index V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591